Post Balance Sheet Event	12 Months Ended
Dec. 31, 2017
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Post Balance Sheet Event
38	POST BALANCE SHEET EVENT
After the balance sheet date, the Board of Directors proposed a final dividend for the year ended December 31, 2017. Further details are disclosed in note 34(b)(i).